Total Capital and Net Income Per Unit	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Total Capital and Net Income Per Unit

15.	Total Capital and Net Income Per Unit

The following table summarizes the issuances of common units over the three years ending December 31, 2013:

						Teekay
	Number of					Corporation’s
	Common			Gross	Net	Ownership
	Units	Offering		Proceeds(i)	Proceeds	After the
Date	Issued	Price		$	$	Offering(ii)	Use of Proceeds
April 2011	4,251,800	$38.88		168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40		187,449	179,523	40.09%	Prepayment of revolving credit facilities
September 2012	4,825,863	$38.43		189,243	182,316	37.45%	Prepayment of revolving credit facilities
Continuous offering program during 2013	124,071	(iii	)	5,383	4,926	(iii )	General partnership purposes
July 2013	931,098	$42.96		40,816	40,776	36.92%	Funding of LNG carrier newbuilding
							Prepayment of revolving credit facilities,
							funding of an LNG carrier acquisition and
October 2013	3,450,000	$42.62		150,040	144,818	35.30%	for general partnership purposes

(i)	Including General Partner’s 2% proportionate capital contribution.
(ii)	Including Teekay Corporation’s indirect 2% general partner interest.
(iii)	In May 2013, the Partnership implemented a continuous offering program (or COP) under which the Partnership may issue new common units, representing limited partner interests, at market prices up to a maximum aggregate amount of $100 million.

Limited Total Rights

Significant rights of the Partnership’s limited partners include the following:

•	Right to receive distribution of available cash within approximately 45 days after the end of each quarter.

•	No limited partner shall have any management power over the Partnership’s business and affairs; the General Partner shall conduct, direct and manage Partnership’s activities.

•	The General Partner may be removed if such removal is approved by unitholders holding at least 66-2/3% of the outstanding units voting as a single class, including units held by our General Partner and its affiliates.

Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

During 2013, cash distributions exceeded $0.4625 per unit and, consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per unit calculation.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.

Net Income Per Unit

Net income per unit is determined by dividing net income, after deducting the amount of net income attributable to the non-controlling interest and the General Partner’s interest, by the weighted-average number of units outstanding during the period.

The General Partner’s and common unitholders’ interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation (losses) gains.

Pursuant to the Partnership agreement, allocations to partners are made on a quarterly basis.